Schedule of Net Deferred Tax Assets Arising From Taxable Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net loss carryforwards	$ 126,056	$ 112,891
Fixed assets and intangibles	338	423
Research and development capitalization	4,951
Research and development credits	6,136	5,233
Stock-based compensation	3,367	3,513
Other	2,247	2,726
Total deferred tax assets	143,095	124,786
Deferred tax liabilities
Lease assets	(1,011)	(1,218)
Fixed assets	(113)	(101)
Other	(29)
Less: valuation allowance	(141,942)	(123,467)
Net deferred tax assets